INVENTORIES, NET	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORIES, NET

6. INVENTORIES, NET

Inventories consisted of the following:

	As of
	June 30, 2024	December 31,2023
Finished goods(1)	$2,888,022	$3,287,637
Raw materials(2)	5,979,814	2,426,168
WIP(3)	18,501	23,976
Total Inventory	$8,886,337	$5,737,781

(1)	Finished goods includes electric vehicles and accessories.

(2)	Raw materials mainly include parts, and battery cells.

(3)	Work-in-process includes cost incurred to build prototypes with customized software.

Based on historical observations, the write-downs were immaterial to be recognized for the inventories for the six months ended June 30, 2024 and 2023.